BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination
4.	Business Combination
As discussed in Note 1 – Organization and Basis of Presentation, on November 1, 2022, the Company consummated the transactions contemplated by the Merger Agreement. At the Closing Date, and subject to the terms and conditions of the Merger Agreement, each outstanding share of Legacy OmniAb Common Stock was cancelled in exchange for 4.90007 shares of common stock of OmniAb, par value $0.0001 per share (“OmniAb Common Stock”) and 0.75842 shares of OmniAb Common Stock subject to certain price-based earnout triggers (the “Earnout Shares”). Holders of shares of Legacy OmniAb common stock received an aggregate 82,611,789 shares of the OmniAb Common Stock, excluding Earnout Shares, as consideration in the Business Combination.

In addition, all outstanding Legacy OmniAb equity awards were converted into OmniAb equity awards to purchase, in the case of options, or receive, in the case of restricted stock units and performance-vesting restricted stock units, shares of OmniAb Common Stock, in each case, equal to the number of shares underlying such Legacy OmniAb equity awards multiplied by the Exchange Ratio. Each holder of an outstanding Legacy OmniAb equity award also received Earnout Shares equal to the number of shares of Legacy OmniAb Common Stock underlying such equity award multiplied by 0.75842.
Holders of shares of Legacy OmniAb common stock and holders of Legacy OmniAb equity awards received an aggregate 14,999,243 Earnout Shares as consideration in the Business Combination. 50% of the Earnout Shares will vest on the date on which the volume-weighted average price (“VWAP”) equals or exceeds $12.50 on any 20 trading days in any 30 consecutive trading-day
period, and all remaining Earnout Shares will vest on the date on which the VWAP equals or exceeds $15.00 on any 20 trading days in any 30 consecutive trading-day
period, in each case provided such vesting occurs during the five year period following the Closing Date (the “Earnout Period”); provided, that in the event of a Change of Control (as defined in the Merger Agreement) during the Earnout Period pursuant to which OmniAb or any of its stockholders have the right to receive, directly or indirectly, cash, securities or other property attributing a value of at least $12.50 (with respect to 50% of the Earnout Shares) or $15.00 (with respect to all Earnout Shares) per share of OmniAb Common Stock, and such Change of Control has been approved by a majority of the independent directors of the OmniAb Board, then such Earnout Shares shall be deemed to have vested immediately prior to such Change of Control. The Earnout Shares are accounted for as equity-classified equity instruments and recorded in additional paid-in
capital as part of the Business Combination.
Pursuant to the Sponsor Insider Letter Agreement executed concurrently with the Merger Agreement, by and among APAC, Avista Acquisition LP II (the “Sponsor”), Legacy OmniAb and certain insiders of APAC, 1,293,299 shares of OmniAb Common Stock held by the Sponsor became subject to the same price-based vesting conditions as the Earnout Shares (the “Earnout Founder Shares”). The Earnout Founder Shares are accounted for as equity-classified equity instruments and recorded in additional paid-in
capital as part of the Business Combination.
On the Closing Date, the Company completed the issuance and sale of 1,500,000 shares of the Company’s common stock and 1,666,667 Forward Purchase Warrants to the Sponsor for an aggregate purchase price of $15.0 million (the “Forward Purchase”), pursuant to the amended and restated forward purchase agreement (the “A&R FPA”). Additionally, and also pursuant to the A&R FPA, on the Closing Date, the Company completed the sale of 8,672,934 shares of the Company’s common stock and 1,445,489 Backstop Warrants to the Sponsor for a purchase price of $10.00 per share and aggregate purchase price of $86.7 million in order to backstop shareholder redemptions which would have otherwise resulted in the cash proceeds available to OmniAb following the Business Combination from OmniAb’s trust account to be less than $100,000,000. Refer to Note 10 – Stockholders’ Equity, for additional information on the accounting for the Forward Purchase Warrants and Backstop Warrants.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, APAC was treated as the “acquired” company and OmniAb is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of OmniAb issuing stock for the net assets of APAC, accompanied by a recapitalization. The net assets of APAC are stated at historical cost, with no goodwill or other intangible assets recorded.
Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 1,100,000,000 shares, $0.0001 par value per share, of which, 1,000,000,000 shares are designated as OmniAb Common Stock and 100,000,000 shares are designated as preferred stock.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the year ended December 31, 2022:

in thousands	Amount
Cash - A&R FPA - Backstop	$86,729
Cash - A&R FPA	15,000
Cash - Avista trust and cash, net of redemptions	9,103
Less: Transaction costs paid at closing by Avista	(9,209)
Less: Transaction costs paid at closing by OmniAb	(5,381)

Cash contributions from the Business Combination, net of transaction costs	96,242
Less: Transaction costs accrued not paid by OmniAb	(473)

Net Business Combination and related transactions	$95,769

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Amount
Shares issued pursuant to A&R FPA - Backstop	8,672,934
Avista shares held by the Sponsor	4,456,701
Shares issued pursuant to A&R FPA	1,500,000
Earnout shares issued to founders	1,293,299
Common stock of Avista net of redemptions	1,286,136

Total shares issued in Business Combination, A&R FPA	17,209,070
Shares issued for OmniAb common stock	82,611,789
Earnout shares issued to OmniAb	14,999,243

Total shares of common stock immediately following the Business Combination	114,820,102